SEGMENT AND GEOGRAPHIC INFORMATION	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

17.SEGMENT AND GEOGRAPHIC INFORMATION

Segment Information

During 2020, the Company made operational changes in how its CODM manages the business including organizational alignment, performance assessment and resource allocation. The segment disclosure is based on the intention to provide the users of the financial statements with a view of the business from the Company’s perspective. The Company conducts its business as one operating and reportable segment that designs, manufactures and markets in-ground swimming pools, liners and covers.

Geographic Information

Net sales by geography is based on the delivery address of the customer as specified in purchase order. Net sales by geographic area was as follows (in thousands):

	Three Fiscal Quarters Ended
	October 2, 2021	September 26, 2020
Net sales
United States	$385,259	$234,439
Canada	76,619	38,197
Australia	18,581	13,187
New Zealand	5,277	2,357
Other	5,856	3,288
Total	$491,592	$291,468

Our long-lived assets by geographic area, which consist of property and equipment, net assets were as follows (in thousands):

	October 2, 2021	December 31, 2020
Long-lived assets
United States	$48,158	$37,680
Canada	4,358	3,050
Australia	4,394	4,979
New Zealand	1,857	1,648
Total	$58,767	$47,357

20.SEGMENT AND GEOGRAPHIC INFORMATION

Segment Information

During 2020, the Company made operational changes in how its CODM manages the business including organizational alignment, performance assessment and resource allocation. The segment disclosure is based on the intention to provide the users of the financial statements with a view of the business from the Company’s perspective. The Company conducts its business as one operating and reportable segment that designs, manufactures and markets in-ground swimming pools, liners and covers.

Geographic Information

Net sales by geography is based on the delivery address of the customer as specified in purchase order. Net sales by geographic area was as follows (in thousands):

	December 31,
	2019	2020
Net sales
United States	$257,786	$325,716
Canada	43,157	50,499
Australia	12,126	20,181
New Zealand	2,432	3,984
Other	2,474	3,009
Total	$317,975	$403,389

Our long-lived assets by geographic area, which consist of property and equipment, net assets were as follows (in thousands):

	December 31,
	2019	2020
Long-lived assets
United States	$30,433	$37,680
Canada	2,279	3,050
Australia	4,094	4,979
New Zealand	1,039	1,648
Total	$37,845	$47,357